Intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 16,334,727	$ 17,269,432
Paxalisib Licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	8,614,887	9,157,060
Paxalisib Licensing agreement [Member] | Gross carrying amount [member] | At fair value [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,407,788	16,407,788
Paxalisib Licensing agreement [Member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	(7,792,901)	(7,250,728)
EVT-801 Licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	7,719,840	8,112,372
EVT-801 Licensing agreement [Member] | Gross carrying amount [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	9,813,362	9,813,362
EVT-801 Licensing agreement [Member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (2,093,522)	$ (1,700,990)